Incorporated herein by reference is a supplement to the prospectus of MFS Growth Fund, a series of MFS Series Trust II (File No. 33-7637), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on September 27, 2013 (SEC Accession No. 0000912938-13-000442).